Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (294)	$ 267	$ 231	$ (726)	$ (284)
Net actuarial gains (losses) on plan assets	549	(262)	(220)	913	113
Changes in asset ceiling excluding interest income	(2)	1		(2)	(1)
Net remeasurement gains (losses) recognized in OCI	253	6	11	185	(172)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(15)	12	14	(38)	(12)
Net remeasurement gains (losses) recognized in OCI	$ (15)	$ 12	$ 14	$ (38)	$ (12)